Loans Receivable, Net - Summary of Aging of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	$ 228	$ 250
Current	498	374
Total loans	726	624
1-89 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	42	48
90-179 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	23	24
180-365 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	150	156
Over 1 Year Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	$ 13	$ 22